Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Directors' remuneration
Summary of directors' remuneration

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Salaries, bonus and benefits	3,353	4,490	2,367
Equity-settled share-based payments	2,390	8,158	2,214
	5,743	12,648	4,581

Detail of directors' remuneration

Independent non-executive directors

The fees paid or payable to independent non-executive directors of the Company during the year were as follows:

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2018	USD’000	USD’000	USD’000
William Tudor Brown	90	188	278
Chiang Shang-yi	65	100	165
Cong Jingsheng Jason	58	119	177
Lau Lawrence Juen-Yee	32	110	142
Fan Ren Da Anthony	34	110	144
Lip-Bu Tan*	51	269	320
Carmen I-Hua Chang*	39	14	53
	369	910	1,279

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2017	USD’000	USD’000	USD’000
Lip-Bu Tan*	91	128	219
William Tudor Brown	89	8	97
Carmen I-Hua Chang*	70	40	110
Chiang Shang-yi	47	250	297
Cong Jingsheng Jason	35	217	252
	332	643	975

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2016	USD’000	USD’000	USD’000
Lip-Bu Tan*	100	156	256
William Tudor Brown	85	24	109
Sean Maloney	72	23	95
Carmen I-Hua Chang*	68	78	146
Chiang Shang-yi	—	—	—
	325	281	606

There were no other emoluments payable to the independent non-executive directors during the year (2017:  Nil and 2016:  Nil.)

Executive directors and non-executive director

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2018	USD’000	USD’000	USD’000
Executive directors:
Zhou Zixue	695	129	824
Zhao Haijun**	714	824	1,538
Liang Mong Song**	478	—	478
Gao Yonggang	607	1	608
	2,494	954	3,448
Non-executive director:
Chen Shanzhi	70	269	339
Zhou Jie	—	—	—
Ren Kai	65	—	65
Lu Jun	—	—	—
Tong Guohua	63	119	182
Tzu-Yin Chiu***	292	138	430
	490	526	1,016

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2017	USD’000	USD’000	USD’000
Executive directors:
Zhou Zixue	765	311	1,076
Zhao Haijun**	726	1,514	2,240
Liang Mong Song**	65	—	65
Gao Yonggang	634	24	658
	2,190	1,849	4,039
Non-executive director:
Tzu-Yin Chiu***	1,783	5,321	7,104
Chen Shanzhi	75	128	203
Zhou Jie	—	—	—
Ren Kai	70	—	70
Lu Jun	—	—	—
Tong Guohua	40	217	257
Li Yonghua (Alternate to Chen Shanzhi)	—	—	—
	1,968	5,666	7,634

		Equity-settled
	Salaries, bonus	share-based	Total
	and benefits	payment	remuneration
2016	USD’000	USD’000	USD’000
Executive directors:
Zhou Zixue	527	655	1,182
Tzu-Yin Chiu***	920	1,038	1,958
Gao Yonggang	413	82	495
	1,860	1,775	3,635
Non-executive director:
Chen Shanzhi	80	136	216
Zhou Jie	—	—	—
Ren Kai	63	22	85
Lu Jun	39	—	39
Li Yonghua (Alternate to Chen Shanzhi)	—	—	—
	182	158	340

*      Lip-Bu Tan and Carmen I-Hua Chang did not offer themselves for re-election to independent non-executive directors and their term as independent non-executive directors expired on June 22, 2018.

**    Zhao HaiJun and Liang Mong Song are also the Co-Chief Executive Officers of the Company.

***   Tzu-Yin Chiu resigned as Chief Executive Officer on May 10, 2017 and remains as non-executive director.